Leases (Schedule of Right-of-Use Assets and Investment Property) (Details) ₪ in Millions	12 Months Ended
Dec. 31, 2019 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Additions, changes in agreements and evaluation
Balance	745
Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	626
Balance	568
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	153
Balance	125
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	23
Balance	34
Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	24
Balance	18
Amount after Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	826
Balance	745
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	802
Additions, changes in agreements and evaluation	189
Disposals	(30)
Balance	961
Cost [Member] | Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	626
Additions, changes in agreements and evaluation	135
Disposals	(24)
Balance	737
Cost [Member] | Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	153
Additions, changes in agreements and evaluation	24
Disposals	(1)
Balance	176
Cost [Member] | Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	23
Additions, changes in agreements and evaluation	30
Disposals	(5)
Balance	48
Cost [Member] | Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	24
Additions, changes in agreements and evaluation
Disposals
Balance	24
Cost [Member] | Amount after Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	826
Additions, changes in agreements and evaluation	189
Disposals	(30)
Balance	985
Amortizations and losses from impairment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Amortization	252
Changes in fair value of investment property
Disposals	(11)
Changes in agreements and other	(7)
Balance	234
Amortizations and losses from impairment [Member] | Cell and switches sites [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Amortization	177
Changes in fair value of investment property
Disposals	(5)
Changes in agreements and other	(3)
Balance	169
Amortizations and losses from impairment [Member] | Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Amortization	53
Changes in fair value of investment property
Disposals	(1)
Changes in agreements and other	(1)
Balance	51
Amortizations and losses from impairment [Member] | Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Amortization	22
Changes in fair value of investment property
Disposals	(5)
Changes in agreements and other	(3)
Balance	14
Amortizations and losses from impairment [Member] | Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Amortization
Changes in fair value of investment property	6
Disposals
Changes in agreements and other
Balance	6
Amortizations and losses from impairment [Member] | Amount after Investment property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance
Amortization	252
Changes in fair value of investment property	6
Disposals	(11)
Changes in agreements and other	(7)
Balance	₪ 240